Selling and Marketing Expenses	12 Months Ended
Jun. 30, 2025
Selling and Marketing Expenses [Abstract]
SELLING AND MARKETING EXPENSES

NOTE 16 — SELLING AND MARKETING EXPENSES

Selling and marketing expenses as of June 30, 2025, 2024 and 2023 consisted of the following:

	2025	2024	2023
Employee compensation and benefits	$189,117	$109,585	$113,807
Travel and transportation	45,770	40,189	28,288
Shipping and packing	114,558	58,120	81,789
Entertainment	5,182	10,545	6,946
Office and miscellaneous	519	256	1,684
Total	$355,146	$218,695	$232,514